Investments in Affiliates (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments in Affiliates	Investments in affiliates were as follows:

	September 30, 2014	December 31, 2013
	(in millions)
Equity investments	$157	$245
Other investments	17	15

	$174	$260

Investments in affiliates were as follows:

	December 31,
	2013	2012
	(in millions)
Equity investments	$245	$276
Other investments	15	15

	$260	$291